Variable Interest Entities - Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Property and equipment, net	$ 226,187	$ 259,874	$ 253,976
Long-term notes payable, current portion		84,883	26,471
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash	601	737	805
Property and equipment, net	52,562	61,769	69,815
Long-term notes payable, current portion	10,679	7,690	3,087
Long-term notes payable, non-current portion	$ 22,342	$ 29,619	$ 37,404